UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sloane Robinson LLP

Address:   20 St Dunstan's Hill, London, EC3R 8ND


Form 13F File Number: 28-12596


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   George Robinson
Title:  Member
Phone:  +44 207 929 2771

Signature,  Place,  and  Date  of  Signing:

/s/ George Robinson                London, England                  27 July 2011
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  nil

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      565,287
                                         --------------
                                         (In Thousands)

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC            SPONSORED ADR    9411109     12,596 3,936,260 SH       SOLE                3,936,260
ASIAINFO-LINKAGE INC          COM              04518A104    8,952   540,600 SH       SOLE                  540,600
BANCOLOMBIA S A               SPON ADR PREF    05968L102      100     1,500 SH       SOLE                    1,500
BONA FILM GROUP LTD           SPONSORED ADS    09777B107    2,038   550,900 SH       SOLE                  550,900
CEMEX SAB DE CV               SPON ADR NEW     151290889   31,919 3,711,464 SH       SOLE                3,711,464
CHINA LODGING GROUP LTD       SPONSORED ADR    16949N109    6,092   342,274 SH       SOLE                  342,274
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR    16945R104    1,386    68,400 SH       SOLE                   68,400
CNOOC LTD                     SPONSORED ADR    126132109    6,111    25,900 SH       SOLE                   25,900
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100   16,004   371,500 SH       SOLE                  371,500
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    8,425   270,888 SH       SOLE                  270,888
ISHARES INC MSCI S KOREA      ETF              464286772      591    14,600 SH       SOLE                   14,600
ISHARES TR MSCI EMERG MKT     ETF              464287234  199,571 4,192,660 SH       SOLE                4,192,660
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109   47,345 2,489,200 SH       SOLE                2,489,200
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107    7,943    71,100 SH       SOLE                   71,100
SK TELECOM LTD                SPONSORED ADR    78440P108   29,274 1,565,439 SH       SOLE                1,565,439
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR    874039100    4,994   396,000 SH       SOLE                  396,000
VALE S A                      ADR              91912E105   18,151   568,100 SH       SOLE                  568,100
VEECO INSTRS INC DEL          COM              922417100  133,021 2,747,800 SH       SOLE                2,747,800
VIRGIN MEDIA INC              COM              92769L101   30,703 1,093,700 SH       SOLE                1,093,700
MARKET VECTORS ETF TR VIETNAM ETF              57060U761       71     3,400 SH       SOLE                    3,400